Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
December 31, 2019
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account	$172,738,705	$-	$-

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account
Money Market Fund	$173,197,766	$-	$-
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account
Money Market Fund	$1,600	$-	$-
U.S. Treasury Securities	172,737,105	-	-
Total	$172,738,705	$-	$-